Consolidated Statement of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Share capital	Share Premium.	Translation reserve	Retained earnings.	Total
Balance at the beginning of the year at Dec. 31, 2014		$ 3,400	$ 198,918	$ (14,908)	$ 143,365	$ 330,775
Net income for the year					12,077	12,077
Other comprehensive income (loss) for the year				(15,085)	(202)	(15,287)
Total comprehensive income (loss) for the year				(15,085)	11,875	(3,210)
Share-based payment			6,471			6,471
RSU vested in connection with business combination (1)	[1]	1				1
Exercise of employee equity awards		13	138			151
Balance at the end of the year at Dec. 31, 2015		3,414	205,527	(29,993)	155,240	334,188
Net income for the year					44,466	44,466
Other comprehensive income (loss) for the year				(4,168)	(96)	(4,264)
Total comprehensive income (loss) for the year				(4,168)	44,370	40,202
Share-based payment			4,801			4,801
Exercise of employee equity awards		47	4,281			4,328
Balance at the end of the year at Dec. 31, 2016		3,461	214,609	(34,161)	199,610	383,519
Net income for the year					74,389	74,389
Other comprehensive income (loss) for the year				23,423	(90)	23,333
Total comprehensive income (loss) for the year				23,423	74,299	97,722
Share-based payment			5,225			5,225
Exercise of employee equity awards		138	14,572			14,710
Balance at the end of the year at Dec. 31, 2017		$ 3,599	$ 234,406	$ (10,738)	$ 273,909	$ 501,176

[1]	See Note 12(A)(1).